Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management [Abstract]
Disclosure of reconciliation of the Group's cash net of debt
The following table provides a reconciliation of the Group’s cash net of debt:

	At December 31,
(Euro thousands)	2022	2021

Cash and cash equivalents	91,897	88,672

Non-current borrowings	(18,115)	(11,212)
Current borrowings	(15,370)	(55,559)

Borrowings	(33,485)	(66,771)

Bank overdrafts	(148)	(14)

Cash net of debt	58,264	21,887

Disclosure of reconciliation of the group's cash net of debt to total consolidated equity
The ratio of cash net of debt to total consolidated equity was as follows:

	At December 31,
(Euro thousands)	2022		2021

Cash net of debt	(58,264)		(21,887)
Total equity	300,806		290,826

Total capital	242,542		268,939

Gearing ratio	(24	% )	(8	% )

Disclosure of Table presents the group's assets and liabilities that are measured at fair value
The following table presents the Group’s assets and liabilities that are measured at fair value at December 31, 2022 and 2021.

	At December 31,

(Euro thousands)	2022	2021

Assets
Other non-current assets
- Equity investments designated at fair value through profit or loss
Level 1	1,028	1,259
Level 3	1,347	693

	2,375	1,952

Liabilities
Other current liabilities
- Warrant liabilities
Level 1	5,826	—
Level 3	3,176	—
	9,002	—

Disclosure of Sensitivity analysis of possible change in the main foreign currencies against the Euro
The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the main foreign currencies against the Euro, with all other variables held constant, of the Group’s loss before tax due to differences arising on settlement or translation of monetary assets and liabilities and the Group’s equity excluding the impact of accumulated losses due to the changes of exchange fluctuation reserve of certain overseas subsidiaries of which the functional currencies are currencies other than Euro.

	At December 31, 2022		At December 31, 2021

(Euro thousands)	Increase / (decrease) in loss before tax if Euro strengthens by 5%	Increase / (decrease) in loss before tax if Euro weakens by 5%	Increase / (decrease) in loss before tax if Euro strengthens by 5%	Increase / (decrease) in loss before tax if Euro weakens by 5%

USD	(7,610)	7,610	(5,418)	5,418
CNY	138	(138)	180	(180)
HKD	1	(1)	123	(123)
GBP	108	(108)	78	(78)

Total	(7,363)	7,363	(5,037)	5,037

Disclosure of Sensitivity analysis of reasonably possible change in interest rate
The following table demonstrates the sensitivity to a reasonably possible change in interest rate, with all other variables held constant, of the Group’s loss before tax (through the impact on floating rate borrowings).

(Euro thousands)	Increase/(decrease) in basis points	Increase/(decrease) in loss before tax
2022	100	253
	(100)	(253)
2021	100	328
	(100)	(328)

Disclosure of trade receivables in financial risk management
The following table provides the aging of trade receivables:

(Euro thousands)	Not yet due	0-90 days overdue	90-180 days overdue	>180 days overdue	Total

Trade receivables, gross	33,279	10,616	4,618	6,566	55,079
Loss allowance	—	(118)	(286)	(5,807)	(6,211)

Total trade receivables at December 31, 2022	33,279	10,498	4,332	759	48,868

Trade receivables, gross	28,046	8,879	1,420	7,744	46,089
Loss allowance	—	(63)	(285)	(5,960)	(6,308)

Total trade receivables at December 31, 2021	28,046	8,816	1,135	1,784	39,781

Disclosure of Maturity analysis for derivative financial liabilities
The table below analysis the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	As at December 31, 2022

	On demand	Less than 1 year	1 to 3 years	Over 3 years	Total

Trade payables	34,477	38,637	—	—	73,114
Other current liabilities	29,704	35,238	—	—	64,942
Lease liabilities	—	38,029	55,008	63,589	156,626
Bank overdrafts	148	—	—	—	148
Borrowings	—	15,370	6,503	11,612	33,485

	64,329	127,274	61,511	75,201	328,315

	As at December 31, 2021

	On demand	Less than 1 year	1 to 3 years	Over 3 years	Total

Trade payables	21,993	36,158	—	—	58,151
Other current liabilities	17,056	8,602	—	—	25,658
Lease liabilities	—	43,687	51,091	71,814	166,592
Bank overdrafts	14	—	—	—	14
Borrowings	—	55,559	6,619	4,593	66,771

	39,063	144,006	57,710	76,407	317,186